                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003
                                                -----------------

Check here if Amendment [  ]; Amendment Number:
                                                -----
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                        Advent International Corporation
                         -------------------------------------------------------
Address:                     75 State Street
                         -------------------------------------------------------
                             Boston, MA  02109
                         -------------------------------------------------------


13F File Number:  28-          6054
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:                          Janet L. Hennessy
                         -------------------------------------------------------
Title:                         Vice President and Treasurer
                         -------------------------------------------------------
Phone:                         (617) 951-9447
                         -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/Janet L. Hennessy                          Boston, MA
--------------------------     -------------------------            ------------
        [Signature]                   [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

         FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                               None
                                                       --------------

Form 13F Information Table Entry Total:                            11
                                                       --------------

Form 13F Information Table Value Total:                $      443,395
                                                       --------------
                                                         (thousands)

                           FORM 13F INFORMATION TABLE


      COLUMN 1    COLUMN 2     COLUMN 3   COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7            COLUMN 8
---------------   ---------  -----------  --------  ---------------------  ----------  --------  ---------------------------
                    TITLE                   VALUE      SHRS OR   SH/ PUT   INVESTMENT   OTHER            VOTING AUTHORITY
 NAME OF ISSUER    OF CLASS      CUSIP    (x$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS       SOLE   SHARED     NONE
---------------   ---------  -----------  --------  ----------  ---------  ----------  --------  ----------  ---------  ----
ASPEN
 TECHNOLOGY,
 INC.                COMMON  045327-10-3   308,108  30,030,000                SOLE               30,030,000
----------------------------------------------------------------------------------------------------------------------------
BIOMET, INC.         COMMON  090613-10-0     3,413      94,219                SOLE                   94,219
----------------------------------------------------------------------------------------------------------------------------
CRUCELL NV        SPONSORED
                       ADRs  228769-10-5       798     135,207                SOLE                  135,207
----------------------------------------------------------------------------------------------------------------------------
CONCERTO
 SOFTWARE            COMMON  20602T-10-6       387      32,285                SOLE                   32,285
----------------------------------------------------------------------------------------------------------------------------
EXELIXIS             COMMON  30161Q-10-4     6,597     935,806                SOLE                  935,806
----------------------------------------------------------------------------------------------------------------------------
ILEX
 ONCOLOGY, INC.      COMMON  451923-10-6     8,090     371,940                SOLE                  371,940
----------------------------------------------------------------------------------------------------------------------------
INTERWAVE
 COMMUNICATIONS      COMMON  G4911N-10-2         7       1,579                SOLE                    1,579
----------------------------------------------------------------------------------------------------------------------------
KIRKLAND'S INC.      COMMON  497498-10-5   111,371   6,306,407                SOLE                6,306,407
----------------------------------------------------------------------------------------------------------------------------
LIGHTBRIDGE,
 INC.                COMMON  532226-10-7     1,201     131,958                SOLE                  131,958
----------------------------------------------------------------------------------------------------------------------------
TRITON NETWORK
 SYSTEMS INC.        COMMON  896775-10-3     1,378   2,136,342                SOLE                2,136,342
----------------------------------------------------------------------------------------------------------------------------
ZINDART LIMITED   SPONSORED
                       ADRs  989597-10-9     2,046     300,413                SOLE                  300,413
----------------------------------------------------------------------------------------------------------------------------

                                           443,394